Significant Group Concentrations of Credit Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
Significant Group Concentrations of Credit Risk
12.	Significant Group Concentrations of Credit Risk
All of the Company’s business activity is with customers primarily located within Texas. Such customers are normally also depositors of the Company.
The distribution of commitments to extend credit approximates the distribution of loans outstanding. The contractual amounts of credit related financial instruments such as commitments to extend credit and credit card arrangements represent the amounts of potential accounting loss should the contract be fully drawn upon, the customer default, and the value of any existing collateral become worthless.
At March 31, 2022 and December 31, 2021, the Company had federal funds sold aggregating $1,538,000 and $292,000, respectively, which represents concentrations of credit risk. The Company had uninsured deposits of $244.3 million and $189.7 million as of March 31, 2022 and December 31, 2021, respectively.

12.	Significant Group Concentrations of Credit Risk
All of the Company’s business activity is with customers primarily located within Texas. Such customers are normally also depositors of the Company.
The distribution of commitments to extend credit approximates the distribution of loans outstanding. The contractual amounts of credit related financial instruments such as commitments to extend credit and credit card arrangements represent the amounts of potential accounting loss should the contract be fully drawn upon, the customer default, and the value of any existing collateral become worthless.
At December 31, 2021 and 2020, the Company had federal funds sold aggregating approximately $292,000 and $2.3 million, respectively, which represents concentrations of credit risk. The Company had uninsured deposits of $189.7 million and $172.9 million as of December 31, 2021 and 2020, respectively.